Stockholders’ Equity and Non-controlling Interests (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 13, 2021 $ / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares
Stockholders’ Equity and Non-controlling Interests (Details) [Line Items]
Discription of share capital					the Company’s total issued and outstanding common shares were 212,601,044 and 121,336,079 respectively with a par value $0.01 (DKK 0.05). The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.	The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.
Common shares (in Shares) | shares					18,067,963	48,420,891
Exchange for Cash					$ 2,869,000	$ 13,557,000
Issuance costs					$ 652,000	$ 4,429,000
Stockholders’ equity, description					9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period; as at December 31, 2020, the fair value of the warrants is $102;
Common stock, shares issued (in Shares) | shares	403,791,200		403,791,200		212,601,044	121,336,079
Conversion of debt						$ 5,787,000
Common shares (in Shares) | shares	14,505,206		14,505,206			230,000
Exercise of warrants						$ 18,000
Common shares (in Shares) | shares						22,603,910
Description of share capital			the share capital consists of 403,791,200 common shares of par value $0.01 (DKK 0.05) each (December 31, 2020: 212,601,044 shares of par value $0.01 (DKK 0.05 each)). The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.
Common share purchase warrants (in Shares) | shares	3,232
Purchase warrants value			$ 24,112,523
warrants exercisable (in Dollars per share) | $ / shares			$ 2,384
Warrants exercisable per share (in Dollars per share) | (per share)					$ 0.4	$ 0.7	$ 0.2	kr 33	kr 6
Expiration date			Sep. 13, 2023
Common shares (in Shares) | shares			14,776,866
Exercise of common stock purchase warrants			$ 3,232,000
Warrants, description			Units consisting of 145,003,680 common shares and 145,003,680 common share purchase warrants for $0.10 (SEK 0.85) per unit; valued at $12,125.	9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period and as at September 30, 2021 the fair value of the warrants is $218;
Common shares conversion of debt (in Shares) | shares		11,669,340	31,409,610	24,307,645
Conversion of debt value			$ 2,880,000
Conversion of debt value		$ 1,585,000		$ 3,506,000
Non-controlling Interest One [Member]
Stockholders’ Equity and Non-controlling Interests (Details) [Line Items]
Common shares (in Shares) | shares					25,936,599
Exchange for non controlling interest					$ 3,906,000
Exchange for non controlling interest, percentage					37.00%
Non-controlling Interest Two [Member]
Stockholders’ Equity and Non-controlling Interests (Details) [Line Items]
Common shares (in Shares) | shares					12,383,770
Exchange for non controlling interest					$ 2,029,000
Exchange for non controlling interest, percentage					16.09%
NCI in OV SPV2 ApS [Member]
Stockholders’ Equity and Non-controlling Interests (Details) [Line Items]
Common shares exchange (in Shares) | shares		12,383,770		25,936,599
Common shares value		$ 758,000		$ 2,103,000
Exchange rate percentage		16.09%		37.00%
NCI in OV US Inc. [Member]
Stockholders’ Equity and Non-controlling Interests (Details) [Line Items]
Common shares exchange (in Shares) | shares				12,383,770
Common shares value				$ 758
Exchange rate percentage				16.09%
Share issuances [Member]
Stockholders’ Equity and Non-controlling Interests (Details) [Line Items]
Common stock, shares issued (in Shares) | shares					25,546,633
Conversion of debt					$ 3,002,000